Annual Total Returns - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund - Fidelity Advisor Mega Cap Stock Fund - Class A	Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	11.23%
Annual Return 2015	(1.74%)
Annual Return 2016	13.33%
Annual Return 2017	17.49%
Annual Return 2018	(7.47%)
Annual Return 2019	30.81%
Annual Return 2020	12.58%
Annual Return 2021	25.94%
Annual Return 2022	(9.27%)
Annual Return 2023	26.18%